UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C.  20549

			    FORM 13F

		     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ ]; Amendment Number:13F-HR
 This Amendment (Check only one.):[ ] is a restatement.
				  [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Greenleaf Asset Management, Inc.
Address:	3505 Greenleaf Blvd.
		Kalamazoo, MI  49008


Form 13F File Number: 28-05069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:		William D. Johnston
Title:		President
Phone:		616-353-8484

Signature, Place, and Date of Signing:
William D. Johnston  Kalamazoo, Michigan  July 16, 2000


Report Type (Check only one):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

		    FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:     4,015,180

Form 13F Information Table Value Total:   $201,980.00



List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
				  Value  Shares/ sh/ put/ Invstmt Other   Voting Authority
Name of Issuer      Class Cusip  (x$1000) prnamt prn call Dscretn Manager Sole Shared None

American Express Co com	  25816109  455      8730 sh	  sole	  none		      8730
American Pwr Conv   com	  029066107 1675    41050 sh	  sole	  none		     41050
AT&T Corp	    com	  001957109 256      8093 sh	  sole	  none		      8093
Bank One Corp	    com   6423A103  67       2506 sh	  sole	  none		      2506
Bed Bath & Beyond   com	  075896100 546     15050 sh	  sole	  none		     15050
Bell Atlantic 	    com	  77853109  463      9110 sh	  sole	  none		      9110
Bellsouth Corp	    com	  79860102  522     12240 sh	  sole	  none		     12240
Bristol Myers Squibbcom	  110122108 1166    20010 sh	  sole	  none		     20010
Capital One Finl    com	  14040H105 262      5870 sh	  sole	  none		      5870
Catalina Mkting Corpcom	  148867104 900	     8825 sh	  sole	  none		      8825
Cisco Sys Inc	    com	  17275R102 2237    35200 sh	  sole	  none		     35200
Citigroup	    com	  17296101  362      6000 sh	  sole	  none		      6000
Concord EFS Inc	    com	  206197105 872     33525 sh	  sole	  none		     33525
Disney Walt Co	    com   254687106 245	     6300 sh	  sole	  none		      6300
Duke Realty Invt    com	  264411505 32       1450 sh	  sole	  none		      1450
Emerson Elec Co	    com	  291011104 158	     2620 sh	  sole	  none		      2620
ExxonMobil Corp	    com	  30231G102 546	     6950 sh	  sole	  none		      6950
Ford Mtr Co Del	    com	  345370100 296      6879 sh	  sole	  none		      6879
General Elec Co     com	  369604103 2350    44334 sh	  sole	  none		     44334
Global Crossing LTD com	  G3921A100 671     25500 sh	  sole	  none		     25500
GTE Corp	    com	  362320103 268      4300 sh	  sole	  none		      4300
Hewlett Packard Co  com	  428236103 312	     2500 sh	  sole	  none		      2500
Home Depot Inc	    com	  437076102 187	     3750 sh	  sole	  none		      3750
Huntington Bancsharecom	  446150104 123      7748 sh	  sole	  none		      7748
Intel Corp	    com	  458140100 2491    18640 sh	  sole	  none		     18640
Intl Business Mach  com   459200101 373	     3408 sh	  sole	  none		      3408
JDS Uniphase Corp   com	  46612J101 1299    10840 sh	  sole	  none		     10840
Johnson & Johnson   com	  478160104 514	     5055 sh	  sole	  none		      5055
Jones Pharma Inc    com	  480236108 1452    36350 sh	  sole	  none		     36350
LSI Logic Corp	    com	  502161102 1685    31125 sh	  sole	  none		     31125
Lucent Technologies com	  549463107 916     15464 sh	  sole	  none		     15464
McDonalds Corp      com	  580135101 622	    18884 sh	  sole	  none		     18884
Merck & Co Inc      com	  589331107 992     12950 sh	  sole	  none		     12950
Microsoft Corp	    com	  594918104 265	     3309 sh	  sole	  none		      3309
Midcap SPDR TRunit ser1   595635103 2351    26485 sh	  sole	  none		     26485
Morgan JP & Co Inc  com	  616880100 413	     3750 sh	  sole	  none		      3750
Nasdaq 100 Tr unit ser1	  631100104 5091    54630 sh	  sole	  none		     54630
National City Corp  com	  635405103 832     48733 sh	  sole	  none		     48733
Pfizer Inc	    com	  717081103 203	     4230 sh	  sole	  none		      4230
Pharmacia 	    com	  71713U102 9915   191818 sh	  sole	  none		    191818
Qualcomm Inc	    com	  747525103 476      7930 sh	  sole	  none		      7930
Sara Lee Corp	    com	  803111103 203	    10536 sh	  sole	  none		     10536
SBC Communications  com	  78387G103 298      6896 sh	  sole	  none		      6896
Schering Plough Corpcom	  806605101 1293    25600 sh	  sole	  none		     25600
Softech Inc         com	  834021107 234    220700 sh	  sole	  none		    220700
SPDR TR	      unit ser1	  78462F103 17180  118255 sh	  sole	  none		    118255
Stryker Corp	    com	  863667101 132279 3023515sh	  sole	  none		   3023515
Sun Microsystems Inccom	  866810104 3474   38200 sh	  sole	  none		     38200
Tetra Tech Inc      com   88162F105 938	    41000 sh	  sole	  none		     41000
Tyco Intl Ltd New   com	  902124106 1111    23450 sh	  sole	  none		     23450
United Tech Corp    com   913017109 306	     5200 sh	  sole	  none		      5200
Vodafone Group PLC  com	  92857T107 264	     6375 sh	  sole	  none		      6375
Wal Mart Stores Inc com	  931142103 499	     8665 sh	  sole	  none		      8665
Worldcom Inc        com   98155K102 216	     4700 sh	  sole	  none		      4700
2002 Target Term Tr com	  90210103  117      8701 sh	  sole	  none		      8701